Income Tax - Schedule of Net Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets
Net operating loss carryforward		$ 1,962
Startup Costs	281,337	80,501
Total deferred tax assets	281,337	82,463
Valuation allowance	(281,337)	(82,463)
Deferred tax assets, net of allowance